Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000248864 [Member] | Mexican Bonos 10 000 12 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248864 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248864 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248864 [Member] | HTA Group Ltd Mauritius 7 500 6 4 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248864 [Member] | Czech Republic Government Bond 2 400 9 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248864 [Member] | Republic of Poland Government International Bond 5 125 9 18 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248864 [Member] | Colombian TES 6 000 4 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248864 [Member] | Saudi Arabian Oil Co 3 500 11 24 2070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248864 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248864 [Member] | Ooredoo International Finance Ltd 2 625 4 8 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248864 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000248864 [Member] | U S Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248864 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248863 [Member] | Mexican Bonos 10 000 12 5 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248863 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248863 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248863 [Member] | HTA Group Ltd Mauritius 7 500 6 4 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248863 [Member] | Czech Republic Government Bond 2 400 9 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248863 [Member] | Republic of Poland Government International Bond 5 125 9 18 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248863 [Member] | Colombian TES 6 000 4 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248863 [Member] | Saudi Arabian Oil Co 3 500 11 24 2070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248863 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248863 [Member] | Ooredoo International Finance Ltd 2 625 4 8 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248863 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000248863 [Member] | U S Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248863 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%